Earnings per Share - Summary of Calculation of Basic and Diluted Earnings Per Share Amounts (Detail) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / shares shares		Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated from continuing operations	$ 20,699	[1]	$ 1,098	[1],[2]	$ 22,560	$ 40,864	[3]
Net controlling interest income allocated from discontinued operations | $					$ 1,430	$ 1,545	[3]
Series B shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	9,244,160		9,244,160		9,243,810	9,243,140
Effect of dilution associated with non-vested shares for share based payment plans | shares	2,260		2,260		2,610	3,290
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	9,246,420		9,246,420		9,246,420	9,246,420
Dividend rights per series (see Note 22.1)	100.00%		100.00%		100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights | shares	9,246,420		9,246,420		9,246,420	9,246,420
Basic earnings per share from continuing operations | $ / shares	$ 1.03				$ 1.13	$ 2.04
Basic earnings per share from discontinued operations | $ / shares					0.07	0.08
Diluted earnings per share from continuing operations | $ / shares	$ 1.03				1.13	2.04
Diluted earnings per share from discontinued operations | $ / shares					$ 0.07	$ 0.08
Allocation of earnings, weighted	46.11%		46.11%		46.11%	46.11%
Net controlling interest income allocated from continuing operations | $	$ 9,545				$ 10,403	$ 18,842
Net controlling interest income allocated from discontinued operations | $					$ 660	$ 713
Series D shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	8,635,650		8,635,650		8,634,260	8,631,570
Effect of dilution associated with non-vested shares for share based payment plans | shares	9,060		9,060		10,450	13,140
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	8,644,710		8,644,710		8,644,710	8,644,710
Dividend rights per series (see Note 22.1)	125.00%		125.00%		125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights | shares	10,805,890		10,805,890		10,805,890	10,805,890
Basic earnings per share from continuing operations | $ / shares	$ 1.29				$ 1.41	$ 2.55
Basic earnings per share from discontinued operations | $ / shares					0.09	0.10
Diluted earnings per share from continuing operations | $ / shares	$ 1.29				1.41	2.55
Diluted earnings per share from discontinued operations | $ / shares					$ 0.09	$ 0.10
Allocation of earnings, weighted	53.89%		53.89%		53.89%	53.89%
Net controlling interest income allocated from continuing operations | $	$ 11,154				$ 12,157	$ 22,021
Net controlling interest income allocated from discontinued operations | $					$ 770	$ 832

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1